SHORT-TERM BORROWINGS - Accounts Receivable Securitization (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Jan. 25, 2021	Dec. 23, 2020	Dec. 22, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Short-term borrowings from buyer	$ (1,221,000,000)				$ (2,238,000,000)
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Maximum proceeds under program			$ 1,200,000,000	$ 1,050,000,000.00
Funding available under program			$ 650,000,000
Trade receivables, maximum commitment	$ 1,200,000,000				1,050,000,000
Term of program	3 years
Receivables sold to buyer as security	$ 2,130,000,000				1,359,000,000
Short-term borrowings from buyer	(650,000,000)				(650,000,000)
Overcollateralization	$ 1,480,000,000				$ 709,000,000
Receivables securitization program | Minimum | Subsequent Event
Disclosure of detailed information about borrowings [line items]
Funding available under program		$ 800,000,000